INCOME TAXES - Reconciliation of Tax Expense to Statutory Federal Income Tax Rate - 10K (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Computed income tax expense					$ 41.9	$ 44.5	$ 28.2
State and local taxes, net of U.S. federal income tax benefit					10.9	20.5	8.9
Foreign and U.S. tax effects attributable to operations outside the U.S.					13.6	5.8	(6.2)
Net establishment (release) of valuation allowance					(15.5)	6.4	0.0
Foreign dividends and earnings taxable in the U.S.					3.2	5.4	11.0
Acquisition costs for which there is no tax benefit					0.0	0.0	2.7
Other					0.3	(1.4)	4.0
Provision for income taxes	$ 11.8	$ 21.4	$ 17.9	$ 31.0	$ 54.4	$ 81.2	$ 48.6